Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary compensation table total for PEO-Eckel ($)(1)	Summary compensation table total for PEO-Lipson ($)(1)	Compensation actually paid to PEO - Eckel ($)(1, 2, 3)	Compensation actually paid to PEO - Lipson ($)(1, 2, 3)	Average summary compensation table total for non- PEO NEOs ($)(1)	Average compensation actually paid to non-PEO NEOs ($)(1, 2, 3)	Value of initial fixed $100 investment based on(4):
Year							Total shareholder return	Peer group total shareholder return	Net Income (thousand $)	Distributable Earnings per share ($)(5)
2023	6,128,712	8,249,497	5,078,289	7,396,209	2,806,776	2,518,530	102.54	110.77	150,757	2.23
2022	8,013,744	—	(977,130)	—	2,705,951	713,079	100.75	100.69	41,911	2.08
2021	9,241,605	—	4,411,821	—	2,953,807	2,040,073	176.97	134.1	127,346	1.88
2020	3,998,245	—	25,869,661	—	1,658,095	7,764,371	205.95	94.9	82,759	1.55

Company Selected Measure Name	Distributable EPS
Named Executive Officers, Footnote	Mr. Eckel was our PEO for 2022 and 2021. Mr. Eckel and Mr. Lipson each served as our CEO for part of 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Jeffrey A. Lipson	Jeffrey A. Lipson	Jeffrey A. Lipson	Marc T. Pangburn
J. Brendan Herron	J. Brendan Herron	Susan D. Nickey	Susan D. Nickey
Steven L. Chuslo	Steven L. Chuslo	Marc T. Pangburn	Nathaniel J. Rose
Daniel K. McMahon	Daniel K. McMahon	Nathaniel J. Rose	Richard R. Santoroski
Nathaniel J. Rose	Susan D. Nickey
Marc T. Pangburn
Nathaniel J. Rose

Peer Group Issuers, Footnote	For 2023, the Peer Group TSR set forth in this table uses the ALPS Clean Energy ETF, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2020, through December 31, 2023 in the Company and in the ALPS Clean Energy ETF, respectively. For 2020 and 2021, the Peer Group TSR uses the FTSE NAREIT All Equity REIT Index (“FTSE NAREIT All Equity”). The FTSE NAREIT All Equity TSR as of December 31, 2023 was 112.04. ALPS Clean Energy ETF is a growing, US-based, well-diversified, mid-cap investor in climate-positive real assets that we believe is well positioned to serve as a peer group index. ALPS Clean Energy ETF is comprised of companies who generally own or operate assets similar to our investments in renewable energy projects as well other companies positively exposed to the energy transition. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO Eckel ($)	Exclusion of Change in Pension Value for PEO Eckel ($)	Exclusion of Stock Awards for PEO Eckel ($)	Inclusion of Pension Service Cost for PEO Eckel ($)	Inclusion of Equity Values for PEO Eckel ($)	Compensation Actually Paid to PEO Eckel ($)
2023	6,128,712	—	(4,073,401)	—	3,022,979	5,078,289
2022	8,013,744	—	(4,430,369)	—	(4,560,505)	(977,130)
2021	9,241,605	—	(5,857,833)	—	1,028,050	4,411,821
2020	3,998,245	—	(2,385,784)	—	24,257,200	25,869,661

Year	Summary Compensation Table Total for PEO Lipson ($)	Exclusion of Change in Pension Value for PEO Lipson ($)	Exclusion of Stock Awards for PEO Lipson ($)	Inclusion of Pension Service Cost for PEO Lipson ($)	Inclusion of Equity Values for PEO Lipson ($)	Compensation Actually Paid to PEO Lipson ($)
2023	8,249,497	—	(5,394,398)	—	4,541,111	7,396,209
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Eckel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Eckel ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO Eckel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Eckel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Eckel ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO Eckel ($)	Total - Inclusion of Equity Values for PEO Eckel ($)
2023	3,477,830	(895,814)	—	110,167	—	330,796	3,022,979
2022	2,262,307	(6,165,136)	—	(1,433,346)	—	775,670	(4,560,505)
2021	5,701,032	(2,907,648)	—	(2,460,600)	—	695,265	1,028,050
2020	10,486,926	11,633,770	—	1,114,284	—	1,022,220	24,257,200

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Lipson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Lipson ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO Lipson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Lipson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Lipson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO Lipson ($)	Total - Inclusion of Equity Values for PEO Lipson ($)
2023	4,605,683	(258,364)	—	34,073	—	159,719	4,541,111
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 2,806,776	$ 2,705,951	$ 2,953,807	$ 1,658,095
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,518,530	713,079	2,040,073	7,764,371
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,806,776	—	(1,427,224)	—	1,138,978	2,518,530
2022	2,705,951	—	(1,112,201)	—	(880,671)	713,079
2021	2,953,807	—	(1,586,951)	—	673,217	2,040,073
2020	1,658,095	—	(835,541)		6,941,817	7,764,371

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,218,549	(166,353)	—	22,989	—	63,792	1,138,978
2022	567,921	(1,341,806)	—	(235,527)	—	128,741	(880,671)
2021	1,543,385	(513,005)	—	(548,620)	—	191,457	673,217
2020	3,394,119	3,162,358	—	159,713	—	225,627	6,941,817

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company TSR

Fiscal Year

PEO Compensation Actually Paid - Eckel
PEO Compensation Actually Paid - Lipson
Average Non-PEO NEO Compensation Actually Paid
Hannon Armstrong Sustainable Infrastructure Capital, Inc. TSR

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Fiscal Year

PEO Compensation Actually Paid - Eckel
PEO Compensation Actually Paid - Lipson
Average Non-PEO NEO Compensation Actually Paid
Hannon Armstrong Sustainable Infrastructure Capital, Inc. Net Income

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Distributable EPS
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Distributable EPS during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Distributable EPS

Fiscal Year

PEO Compensation Actually Paid - Eckel	PEO Compensation Actually Paid - Lipson
Average Non-PEO NEO Compensation Actually Paid	Distributable EPS

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the FTSE NAREIT All Equity REIT Index and the ALPS Clean Energy ETF over the same period.
Comparison of Cumulative TSR of Hannon Armstrong Sustainable
Infrastructure Capital, Inc., FTSE NAREIT All Equity REIT Index and ALPS Clean Energy ETF

Hannon Armstrong Sustainable Infrastructure Capital, Inc. TSR	FTSE NAREIT All Equity REIT Index TSR	ALPS Clean Energy ETF

Tabular List, Table

Distributable EPS TSR Distributable ROE

Total Shareholder Return Amount	$ 102.54	100.75	176.97	205.95
Peer Group Total Shareholder Return Amount	110.77	100.69	134.1	94.9
Net Income (Loss)	$ 150,757,000	$ 41,911,000	$ 127,346,000	$ 82,759,000
Company Selected Measure Amount | $ / shares	2.23	2.08	1.88	1.55
PEO Name		Mr. Eckel	Mr. Eckel
Additional 402(v) Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”)
and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Measure:: 1
Pay vs Performance Disclosure
Name	Distributable EPS
Non-GAAP Measure Description	We determined Distributable EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. See Item 7 to our Annual Report on Form 10-K, filed on February 16, 2024, for an explanation of Distributable Earnings, including a reconciliation to the relevant GAAP measure. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Distributable ROE
Jeffrey W. Eckel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,128,712	$ 8,013,744	$ 9,241,605	$ 3,998,245
PEO Actually Paid Compensation Amount	$ 5,078,289	(977,130)	4,411,821	25,869,661
PEO Name	Mr. Eckel
Jeffrey A. Lipson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,249,497	0	0	0
PEO Actually Paid Compensation Amount	$ 7,396,209	0	0	0
PEO Name	Mr. Lipson
PEO | Jeffrey W. Eckel [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Jeffrey W. Eckel [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,073,401)	(4,430,369)	(5,857,833)	(2,385,784)
PEO | Jeffrey W. Eckel [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Jeffrey W. Eckel [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,022,979	(4,560,505)	1,028,050	24,257,200
PEO | Jeffrey W. Eckel [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,477,830	2,262,307	5,701,032	10,486,926
PEO | Jeffrey W. Eckel [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(895,814)	(6,165,136)	(2,907,648)	11,633,770
PEO | Jeffrey W. Eckel [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Jeffrey W. Eckel [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	110,167	(1,433,346)	(2,460,600)	1,114,284
PEO | Jeffrey W. Eckel [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Jeffrey W. Eckel [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	330,796	775,670	695,265	1,022,220
PEO | Jeffrey A. Lipson [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Jeffrey A. Lipson [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,394,398)	0	0	0
PEO | Jeffrey A. Lipson [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Jeffrey A. Lipson [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,541,111	0	0	0
PEO | Jeffrey A. Lipson [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,605,683	0	0	0
PEO | Jeffrey A. Lipson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(258,364)	0	0	0
PEO | Jeffrey A. Lipson [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Jeffrey A. Lipson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	34,073	0	0	0
PEO | Jeffrey A. Lipson [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Jeffrey A. Lipson [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	159,719	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,427,224)	(1,112,201)	(1,586,951)	(835,541)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,138,978	(880,671)	673,217	6,941,817
Non-PEO NEO | Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,218,549	567,921	1,543,385	3,394,119
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(166,353)	(1,341,806)	(513,005)	3,162,358
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	22,989	(235,527)	(548,620)	159,713
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 63,792	$ 128,741	$ 191,457	$ 225,627